Condensed Consolidated Balance Sheets (Unaudited) - USD ($)	Mar. 31, 2025	Sep. 30, 2024
Current assets:
Cash and cash equivalents	$ 167,914	$ 497,993
Accounts receivable, net	303,767	266,379
Deferred public offering costs	25,000
Contract costs	50,129	440,330
Prepayment	3,342,524	3,347,677
Deposits and other current assets, net	51,014	51,083
Total current assets	3,940,348	4,603,462
Non-current assets:
Property and equipment, net	12,607	22,297
Intangible assets, net	8,933	14,206
Prepayment	434,690	1,179,873
Operating lease right-of-use assets, net	62,716	154,254
Total non-current assets	518,946	1,370,630
TOTAL ASSETS	4,459,294	5,974,092
Current liabilities:
Contract liabilities		1,673
Operating lease liabilities, current	62,716	154,254
Income tax payable	136,958	152,740
Accrued liabilities and other payables	249,918	364,818
TOTAL LIABILITIES	554,126	688,134
Commitments and contingencies
SHAREHOLDERS’ EQUITY
Ordinary share, $0.0001 par value; 500,000,000 shares authorized, 17,206,342 and 17,206,342 shares issued and outstanding as of March 31, 2025 and September 30, 2024, respectively	1,721	1,721
Additional paid in capital	7,804,868	7,804,868
Accumulated deficits	(3,895,665)	(2,513,747)
Accumulated other comprehensive loss	(5,756)	(6,884)
Total Shareholders’ Equity	3,905,168	5,285,958
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	4,459,294	5,974,092
Shareholders [Member]
Current liabilities:
Due to shareholders	104,534	14,649
Nonrelated Party [Member]
Current liabilities:
Accrued liabilities and other payables	236,573	343,539
Related Party [Member]
Current liabilities:
Accrued liabilities and other payables	$ 13,345	$ 21,279